Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Profit / (Loss) Before Income Taxes

The Company’s profit/(loss) before income taxes consists of:

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Cayman Islands	(3,214)	(10,584)	6,622	964
British Virgin Islands	(4)	(2)	(25)	(4)
Hong Kong	563	(34)	208	30
China	(54,817)	(83,651)	(72,972)	(10,613)
Total loss before income taxes	(57,472)	(94,271)	(66,167)	(9,623)

Summary of Composition of Income Tax Expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Current income tax expense	—	—	(35)	(5)
Deferred tax (expense)/benefit	(3,910)	3,980	5	1
Total income tax (expense)/benefit	(3,910)	3,980	(30)	(4)

Summary of Reconciliation Between Expenses of Income Taxes

Reconciliation between the expense of income taxes computed by applying the statutory tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Loss before income tax	(94,271)	(66,167)	(9,623)
Income tax expense computed at PRC statutory rate (25%)	(23,569)	(16,542)	(2,408)
International tax rate differential	2,650	(1,668)	(243)
Preferential tax rate	4,004	6,397	930
Deferred tax items tax rate differential	(4,951)	(6,390)	(929)
Research and development super-deduction	(7,787)	(21,559)	(3,134)
Non-deductible expenses	1,482	5,701	829
Outside basis differences	(7,475)	—	—
Deferred tax expense	—	4,073	592
Changes in valuation allowance	31,666	30,018	4,367
Income tax expense/(benefit)	(3,980)	30	4

Summary of Deferred Tax Assets and Liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2017 and 2018 are as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Deferred tax assets, net
Provision for doubtful debts	866	2,463	358
Accrued expense	231	3,737	543
Net operating loss carry forward	54,079	78,985	11,489
Government grant related to assets	69	54	8
Fixed assets depreciation	—	14	2
Estimated liabilities	—	10	2
Valuation allowance	(55,245)	(85,263)	(12,401)
Total deferred tax assets, net	—	—	—
Deferred tax liabilities
Fixed assets depreciation	5	—	—
Total deferred tax liabilities	5	—	—